FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value of Investments
The significant unobservable input used to determine the fair value of investments carried at fair value or measurement alternative under the market adjusted option pricing model backsolve is as follows:

Unobservable input(1)	Weighted average(2)	Range
Market adjustment	(20%)	(90%) to 7%

(1)	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.
(2)	Input was weighted based on the fair value of the investments included in the range.

Fair Values of Assets and Liabilities
Assets and liabilities measured or reported at fair value on a recurring basis are summarized below:

	As of December 31, 2021
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held to maturity investments	937,741	–	450	938,191
Available-for-sale investments	185,929	–	34,376	220,305
Equity securities	13,184	–	–	13,184
Investments carried at fair value	–	–	178,298	178,298
Other assets	–	–	11,711	11,711
Derivative assets(1)	–	694	–	694
Share appreciation rights	(15,401)	–	–	(15,401)
	1,121,453	694	224,835	1,346,982

	As of December 31, 2022
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Held to maturity investments	621,346	–	490	621,836
Available-for-sale investments	562,051	–	35,126	597,177
Equity securities	2,008	548	–	2,556
Investments carried at fair value	–	–	178,233	178,233
Other assets	–	–	9,668	9,668
Derivative assets(1)	–	3	–	3
Derivative liabilities(2)	–	(2,277)	–	(2,277)
Share appreciation rights	(5,420)	–	–	(5,420)
2023 Convertible Notes	–	–	(82,666)	(82,666)
2024 Convertible Notes	–	–	(190,646)	(190,646)
2025 Convertible Notes	–	–	(1,148,639)	(1,148,639)
2026 Convertible Notes	–	–	(1,454,421)	(1,454,421)
	1,179,985	(1,726)	(2,652,855)	(1,474,596)

(1)	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
(2)	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.

Reconciliations of Assets and Liabilities Categorized within Level 3
Reconciliations of assets and liabilities measured at fair value on a recurring basis and are categorized within Level 3 of the fair value hierarchy are as follows:

$

Available-for-sale investments
Balance as of January 1, 2020	128,418
Additions	20,429
Conversion into ordinary shares of investees	(72,000)
Net investment loss included in earnings	(51,000)
Net unrealized loss included in other comprehensive income	(4,490)
Balance as of December 31, 2020	21,357
Additions	35,298
Conversion into ordinary shares of investees	(21,340)
Net unrealized loss included in other comprehensive income	(958)
Translation gain included in other comprehensive income	19
Balance as of December 31, 2021	34,376
Additions	3,198
Settlement	(1,266)
Net unrealized loss included in other comprehensive income	(1,193)
Translation gain included in other comprehensive income	11
Balance as of December 31, 2022	35,126

Investments carried at fair value
Balance as of January 1, 2020 and January 1, 2021	–
Additions	151,227
Net investment gain included in earnings	27,071
Balance as at December 31, 2021	178,298
Additions	74,482
Net investment loss included in earnings	(74,547)
Balance as of December 31, 2022	178,233

$

Other assets
Balance as of January 1, 2020	–
Acquisition of subsidiaries	8,860
Additions	13,340
Disposals	(363)
Write-down included in earnings	(3,713)
Translation gain included in other comprehensive income	900
Balance as of December 31, 2020	19,024
Additions	186
Disposals	(3,513)
Write-down included in earnings	(3,627)
Translation loss included in other comprehensive income	(359)
Balance as of December 31, 2021	11,711
Additions	56
Disposals	(679)
Write-down included in earnings	(476)
Translation loss included in other comprehensive income	(944)
Balance as of December 31, 2022	9,668